Income Taxes - Income Tax Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
As at January 1	$ 1,549	$ 2,580	$ 1,112
Current tax	63,728	1,884	2,283
Withholding tax upon dividend declaration from a PRC entity	2,781	740	3,674
Tax paid (note)	(62,411)	(3,587)	(3,728)
Reclassification from prepaid tax	631	(41)	(397)
Reclassification to deferred tax			11
Reclassification to non-current liabilities	(4,287)
Divestment of subsidiaries			(177)
Exchange difference	92	(27)	(198)
As at December 31	$ 2,083	$ 1,549	$ 2,580